Investments (Details 2) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value	$ 557	$ 1,294
Common Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 1.95	$ 4.48
Fair value	$ 415	$ 952
Class A Preference Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 1.87	$ 4.52
Fair value	$ 142	$ 342